Financial leases (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial lease sugarcane fields, Current	R$ 254	R$ 1,676
Financial lease sugarcane fields, Noncurrent	20,943	18,539
Financial leases	21,197	20,215
November/18 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial lease sugarcane fields, Current	R$ 254	1,676
Institution	Parceria III
January/32 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial lease sugarcane fields, Noncurrent	R$ 20,943	R$ 18,539
Institution	Parceria IV